UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

Item 1. Reports to Stockholders

Fidelity® Advisor High Income Advantage Fund - Class A, Class T, Class B and Class C

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	8	A complete list of the fund’s investments
		with their market values.
Financial Statements	22	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	31	Notes to the financial statements.
Board Approval of	40
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,094.00	$ 5.14
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 4.96
Class T
Actual	$ 1,000.00	$ 1,094.40	$ 5.50
HypotheticalA	$ 1,000.00	$ 1,019.54	$ 5.31
Class B
Actual	$ 1,000.00	$ 1,090.30	$ 9.07
HypotheticalA	$ 1,000.00	$ 1,016.12	$ 8.75

Semiannual Report	4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class C
Actual	$ 1,000.00	$ 1,089.60	$ 9.43
HypotheticalA	$ 1,000.00	$ 1,015.77	$ 9.10
Institutional Class
Actual	$ 1,000.00	$ 1,095.00	$ 4.26
HypotheticalA	$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	.99%
Class T	1.06%
Class B	1.75%
Class C	1.82%
Institutional Class	.82%

5 Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2006
(by issuer, excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
El Paso Corp.	5.2	2.7
Revlon, Inc.	4.5	4.5
Six Flags, Inc.	4.4	4.8
Tenet Healthcare Corp.	3.9	3.0
Levi Strauss & Co.	3.2	3.5
	21.2
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Energy	9.5	10.4
Telecommunications	8.8	13.0
Healthcare	8.1	7.1
Technology	6.3	4.8
Consumer Products	5.2	5.0

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report 6

7 Semiannual Report

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Corporate Bonds 72.9%
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Convertible Bonds 1.0%
Cable TV 0.6%
Charter Communications, Inc. 5.875% 11/16/09 (e)		$ 22,580	$ 16,709
Telecommunications – 0.4%
ICO North America, Inc. 7.5% 8/15/09 (g)		8,175	10,301

TOTAL CONVERTIBLE BONDS			27,010
Nonconvertible Bonds – 71.9%
Aerospace – 0.5%
Bombardier, Inc. 7.45% 5/1/34 (e)		8,650	7,807
L-3 Communications Corp. 5.875% 1/15/15		1,225	1,148
Orbimage Holdings, Inc. 14.2% 7/1/12 (e)(f)		3,710	4,044
			12,999
Air Transportation – 4.0%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11		13,320	12,954
6.977% 11/23/22		729	693
7.377% 5/23/19		13,843	12,736
7.8% 4/1/08		9,740	9,643
10.18% 1/2/13		5,055	4,903
Delta Air Lines, Inc.:
7.9% 12/15/09 (h)		31,370	8,078
8% 12/15/07 (e)(h)		7,900	1,896
8.3% 12/15/29 (h)		99,585	25,773
9.5% 11/18/08 (e)(h)		2,065	2,003
10% 8/15/08 (h)		41,705	10,376
Delta Air Lines, Inc. pass thru trust certificates 7.779%
1/2/12		1,674	1,532
Northwest Airlines Corp. 10% 2/1/09 (h)		1,524	625
Northwest Airlines, Inc.:
7.875% 3/15/08 (h)		11,925	5,068
8.7% 3/15/07 (h)		1,630	701
9.875% 3/15/07 (h)		6,255	2,721
10.5% 4/1/09 (h)		8,139	2,686
Northwest Airlines, Inc. pass thru trust certificates
9.179% 10/1/11		1,753	438
			102,826
Automotive 4.0%
Accuride Corp. 8.5% 2/1/15		4,780	4,720
Altra Industrial Motion, Inc. 9% 12/1/11		2,460	2,460
American Tire Distributors, Inc. 10.75% 4/1/13		6,930	6,480
See accompanying notes which are an integral part of the financial statements.

Semiannual Report	8

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Automotive continued
Delco Remy International, Inc. 9.375% 4/15/12	$ 1,480	$ 703
General Motors Acceptance Corp.:
5.85% 1/14/09	8,675	8,156
6.75% 12/1/14	30,390	27,655
6.875% 9/15/11	4,335	4,053
General Motors Corp. 8.375% 7/15/33	38,140	28,414
IdleAire Technologies Corp. 0% 12/15/12 unit (c)(e)	16,350	12,263
Tenneco, Inc. 8.625% 11/15/14	2,870	2,899
Visteon Corp. 8.25% 8/1/10	7,200	6,336
		104,139
Broadcasting – 0.1%
Paxson Communications Corp. 11.3183%
1/15/13 (e)(f)	3,255	3,288
Building Materials – 1.6%
Goodman Global Holdings, Inc. 7.875% 12/15/12	13,870	13,870
Interface, Inc. 9.5% 2/1/14	320	328
MAXX Corp. 9.75% 6/15/12	13,888	11,840
NTK Holdings, Inc. 0% 3/1/14 (c)	17,240	13,102
U.S. Concrete, Inc. 8.375% 4/1/14	2,940	3,028
		42,168
Cable TV 3.6%
Cablevision Systems Corp. 8% 4/15/12	21,940	21,995
CCH I LLC / CCH I Capital Corp. 11% 10/1/15	65,809	57,501
Charter Communications Holding II LLC/Charter
Communications Holdings II Capital Corp. 10.25%
9/15/10 (e)	6,495	6,544
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp. 8%
4/30/12 (e)	6,475	6,475
		92,515
Capital Goods 1.5%
Hawk Corp. 8.75% 11/1/14	2,770	2,784
Invensys PLC 9.875% 3/15/11 (e)	7,590	8,007
Park-Ohio Industries, Inc. 8.375% 11/15/14	20,525	19,345
Sensus Metering Systems, Inc. 8.625% 12/15/13	4,555	4,430
Thermadyne Holdings Corp. 9.25% 2/1/14	5,710	5,139
		39,705

See accompanying notes which are an integral part of the financial statements.

9		Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Chemicals – 3.8%
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (c)	$ 7,785	$ 6,277
Series B, 0% 10/1/14 (c)	15,211	11,903
Equistar Chemicals LP/Equistar Funding Corp. 10.625%
5/1/11	5,920	6,453
Hexion US Finance Corp. / Hexion Nova Scotia Finance
ULC 9.8183% 7/15/10 (f)	4,990	5,090
Huntsman LLC 11.625% 10/15/10	5,972	6,808
Nell AF Sarl 8.375% 8/15/15 (e)	3,990	3,950
PAHC Holdings Corp. 15% 2/1/10 pay in-kind	3,610	3,682
Phibro Animal Health Corp. 13% 12/1/07 unit	3,404	3,506
Resolution Performance Products LLC/RPP Capital Corp.
13.5% 11/15/10	28,415	30,511
Rhodia SA 8.875% 6/1/11	11,901	12,288
Rockwood Specialties Group, Inc. 7.5% 11/15/14	950	950
Tronox Worldwide LLC / Tronox Worldwide Finance
Corp. 9.5% 12/1/12 (e)	5,110	5,378
		96,796
Consumer Products – 0.5%
NPI Merger Corp. 10.75% 4/15/14 (e)	1,880	1,939
Revlon Consumer Products Corp. 9.5% 4/1/11	12,120	11,847
		13,786
Containers – 2.1%
Anchor Glass Container Corp. 11% 2/15/13 (h)	6,050	5,294
Constar International, Inc. 11% 12/1/12	3,315	2,519
Graham Packaging Co. LP/ GPC Capital Corp. 9.875%
10/15/14	14,530	14,821
Huntsman Packaging Corp. 13% 6/1/10 (h)	13,795	6,346
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	4,410	4,234
8.25% 5/15/13	8,535	8,748
Pliant Corp.:
11.125% 9/1/09 (h)	1,210	1,186
13% 6/1/10 (h)	7,975	3,669
Solo Cup Co. 8.5% 2/15/14	7,000	6,598
		53,415

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Diversified Financial Services – 0.3%
Cardtronics, Inc. 9.25% 8/15/13 (e)	$ 2,840	$ 2,812
Triad Acquisition Corp. 11.125% 5/1/13	4,170	4,170
		6,982
Diversified Media – 0.1%
Affinion Group, Inc. 11.5% 10/15/15 (e)	1,570	1,609
Electric Utilities – 1.1%
Mirant Americas Generation LLC:
8.5% 10/1/21	6,645	6,695
9.125% 5/1/31	9,625	10,106
Mirant North America LLC/Mirant North America
Finance Corp. 7.375% 12/31/13 (e)	3,880	3,895
NRG Energy, Inc. 7.375% 2/1/16	6,500	6,541
		27,237
Energy – 7.9%
Aventine Renewable Energy Holdings, Inc. 10.91%
12/15/11 (e)(f)	15,780	16,569
Chaparral Energy, Inc. 8.5% 12/1/15 (e)	4,490	4,670
El Paso Corp.:
6.5% 6/1/08 (e)	10,390	10,401
6.95% 6/1/28 (e)	15,800	14,457
7% 5/15/11	38,000	37,763
7.75% 6/15/10 (e)	42,465	43,687
7.75% 1/15/32 (e)	1,970	1,975
7.875% 6/15/12	12,620	13,062
El Paso Energy Corp. 7.375% 12/15/12	22,275	22,498
El Paso Production Holding Co. 7.75% 6/1/13	8,155	8,440
Hanover Compressor Co.:
7.5% 4/15/13	990	1,000
9% 6/1/14	1,105	1,188
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16 (e)	3,260	3,325
Mariner Energy, Inc. 7.5% 4/15/13 (e)	5,850	5,792
Ocean Rig Norway AS 8.375% 7/1/13 (e)	2,190	2,310
Pogo Producing Co.:
6.625% 3/15/15	6,505	6,294
6.875% 10/1/17	6,485	6,307
Venoco, Inc. 8.75% 12/15/11	3,670	3,633
		203,371
Entertainment/Film 0.0%
Livent, Inc. yankee 9.375% 10/15/04 (h)	11,100	333

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Environmental – 1.9%
Allied Waste North America, Inc.:
7.25% 3/15/15	$ 27,340	$ 27,818
7.375% 4/15/14	21,790	21,518
		49,336
Food and Drug Retail – 2.8%
Ahold Finance USA, Inc. 8.25% 7/15/10	39,237	41,444
Albertsons, Inc. 8% 5/1/31	13,110	12,358
AmeriQual Group LLC/AmeriQual Finance Corp. 9%
4/1/12 (e)	3,000	3,120
Doane Pet Care Co. 10.625% 11/15/15	2,770	3,379
Nutritional Sourcing Corp. 10.125% 8/1/09	7,424	5,494
Pathmark Stores, Inc. 8.75% 2/1/12	7,300	7,191
		72,986
Food/Beverage/Tobacco – 1.0%
Pierre Foods, Inc. 9.875% 7/15/12	2,240	2,318
Swift & Co.:
10.125% 10/1/09	5,405	5,540
12.5% 1/1/10	16,705	16,705
UAP Holding Corp. 0% 7/15/12 (c)	880	792
		25,355
Gaming – 0.5%
San Pasqual Casino Development Group, Inc. 8%
9/15/13 (e)	1,660	1,656
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)	2,990	2,033
9% 1/15/12	1,760	1,795
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/1/14	6,680	6,480
		11,964
Healthcare 5.8%
Accellent, Inc. 10.5% 12/1/13	6,160	6,637
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	4,260	4,526
CRC Health Group, Inc. 10.75% 2/1/16 (e)	3,340	3,432
DaVita, Inc. 7.25% 3/15/15	7,400	7,382
IASIS Healthcare LLC/IASIS Capital Corp. 8.75%
6/15/14	10,770	10,824
Lifecare Holdings, Inc. 9.25% 8/15/13 (e)	6,590	4,168
Multiplan, Inc. 10.375% 4/15/16 (e)	3,660	3,719

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Healthcare continued
Team Finance LLC / Health Finance Corp. 11.25%
12/1/13 (e)	$ 9,190	$ 9,489
Tenet Healthcare Corp.:
6.375% 12/1/11	11,625	10,782
6.5% 6/1/12	24,700	22,539
7.375% 2/1/13	49,340	46,380
9.25% 2/1/15 (e)	11,960	12,199
9.875% 7/1/14	6,675	6,942
		149,019
Homebuilding/Real Estate – 0.3%
Kimball Hill, Inc. 10.5% 12/15/12 (e)	3,250	3,193
Technical Olympic USA, Inc. 10.375% 7/1/12	4,614	4,683
		7,876
Insurance – 1.6%
Provident Companies, Inc.:
7% 7/15/18	3,650	3,668
7.25% 3/15/28	17,830	17,269
UnumProvident Corp.:
6.75% 12/15/28	11,350	10,612
7.375% 6/15/32	9,190	9,012
		40,561
Leisure – 4.3%
Festival Fun Parks LLC 10.875% 4/15/14 (e)	2,470	2,485
Six Flags, Inc.:
9.625% 6/1/14	67,995	68,845
9.75% 4/15/13	40,010	40,610
		111,940
Paper 1.6%
Bowater Canada Finance Corp. 7.95% 11/15/11	10,000	10,000
Bowater, Inc. 6.5% 6/15/13	9,755	9,097
Georgia-Pacific Corp. 7.7% 6/15/15	10,645	10,645
Jefferson Smurfit Corp. U.S.:
7.5% 6/1/13	6,960	6,508
8.25% 10/1/12	5,000	4,838
		41,088

See accompanying notes which are an integral part of the financial statements.

13		Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Publishing/Printing – 0.7%
CBD Media Holdings LLC/CBD Holdings Finance, Inc.
9.25% 7/15/12	$ 6,140	$ 6,247
Vertis, Inc. 10.875% 6/15/09	13,265	12,668
		18,915
Restaurants 0.8%
The Restaurant Co. 10% 10/1/13	14,920	14,025
Uno Restaurant Corp. 10% 2/15/11 (e)	8,670	6,979
		21,004
Services – 1.7%
Ashtead Holdings PLC 8.625% 8/1/15 (e)	2,500	2,588
Cornell Companies, Inc. 10.75% 7/1/12	7,345	7,712
FTI Consulting, Inc. 7.625% 6/15/13	1,510	1,570
Hertz Corp. 10.5% 1/1/16 (e)	6,990	7,689
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (e) .	5,150	5,111
Language Line, Inc. 11.125% 6/15/12	4,610	4,299
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	12,200	10,614
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (e)	4,350	4,807
		44,390
Shipping – 0.4%
Ship Finance International Ltd. 8.5% 12/15/13	11,965	11,247
Steels – 0.5%
Edgen Acquisition Corp. 9.875% 2/1/11	5,980	5,965
RathGibson, Inc. 11.25% 2/15/14 (e)	6,190	6,654
		12,619
Super Retail – 1.0%
Intcomex, Inc. 11.75% 1/15/11 (e)	6,260	6,197
NBC Acquisition Corp. 0% 3/15/13 (c)	12,830	9,109
The Bon-Ton Department Stores, Inc. 10.25%
3/15/14 (e)	10,220	9,760
		25,066
Technology – 5.9%
Activant Solutions, Inc. 9.5% 5/1/16 (e)	2,310	2,342
Amkor Technology, Inc.:
7.125% 3/15/11	7,505	7,130
7.75% 5/15/13	16,490	15,707
10.5% 5/1/09	26,175	26,633
Avago Technologies Finance Ltd.:
10.125% 12/1/13 (e)	19,280	20,871

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Technology – continued
Avago Technologies Finance Ltd.: – continued
11.875% 12/1/15 (e)	$ 10,280	$ 11,282
Danka Business Systems PLC 11% 6/15/10	6,205	5,212
Freescale Semiconductor, Inc. 7.125% 7/15/14	4,460	4,572
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co.:
6.875% 12/15/11	2,465	2,366
8.16% 12/15/11 (f)	3,840	3,859
New ASAT Finance Ltd. 9.25% 2/1/11	9,425	8,082
SERENA Software, Inc. 10.375% 3/15/16 (e)	1,450	1,537
Solectron Global Finance Ltd. 8% 3/15/16 (e)	2,190	2,223
SS&C Technologies, Inc. 11.75% 12/1/13 (e)	9,920	10,614
SunGard Data Systems, Inc. 10.25% 8/15/15 (e)	15,470	16,553
Viasystems, Inc. 10.5% 1/15/11	12,680	12,617
		151,600
Telecommunications – 6.8%
Centennial Cellular Operating Co./Centennial
Communications Corp. 10.125% 6/15/13	5,000	5,463
Centennial Communications Corp./Centennial Cellular
Operating Co. LLC/Centennial Puerto Rico Operations
Corp. 8.125% 2/1/14	6,680	6,864
Cincinnati Bell, Inc. 8.375% 1/15/14	3,095	3,165
Eschelon Operating Co. 8.375% 3/15/10	2,522	2,415
Intelsat Ltd.:
6.5% 11/1/13	18,795	14,754
7.625% 4/15/12	19,730	16,869
Level 3 Financing, Inc. 12.25% 3/15/13 (e)	6,100	6,527
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (e)	3,430	3,567
Qwest Capital Funding, Inc.:
7% 8/3/09	22,120	22,203
7.25% 2/15/11	4,000	4,015
7.625% 8/3/21	3,210	3,186
7.75% 2/15/31	29,425	30,087
Qwest Communications International, Inc. 7.5%
2/15/14	14,000	14,280
Rogers Communications, Inc.:
6.375% 3/1/14	12,190	11,885
7.5% 3/15/15	7,260	7,596
Rural Cellular Corp. 9.75% 1/15/10	4,825	4,958

See accompanying notes which are an integral part of the financial statements.

15		Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Telecommunications – continued
U.S. West Capital Funding, Inc. 6.375% 7/15/08	$ 5,000	$ 4,950
U.S. West Communications 6.875% 9/15/33	15,000	13,950
		176,734
Textiles & Apparel – 3.2%
Levi Strauss & Co.:
8.875% 4/1/16 (e)	6,510	6,510
9.75% 1/15/15	22,090	23,250
12.25% 12/15/12	46,975	53,317
		83,077

TOTAL NONCONVERTIBLE BONDS		1,855,946

TOTAL CORPORATE BONDS
(Cost $1,875,776)		1,882,956

Common Stocks 16.9%
	Shares
Cable TV 0.4%
NTL, Inc. (a)	361,330	9,929
NTL, Inc. warrants 1/13/11 (a)	3	0
Pegasus Communications Corp. warrants 1/1/07 (a)(g)	6,509	0
		9,929
Chemicals – 0.1%
Huntsman Corp. (g)	96,480	1,896
Consumer Products – 4.5%
Revlon, Inc. Class A (sub. vtg.) (a)(d)	35,592,996	115,669
Containers – 0.8%
Owens Illinois, Inc. (a)	1,143,900	20,910
Trivest 1992 Special Fund Ltd. (a)(g)	3,037,732	15
		20,925
Electric Utilities – 1.9%
AES Corp. (a)	2,192,509	37,207
Mirant Corp. (a)	523,570	12,859
		50,066
Energy – 1.0%
Chesapeake Energy Corp.	800,000	25,344

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Common Stocks continued
	Shares	Value (Note 1)
		(000s)
Food and Drug Retail – 0.7%
Pathmark Stores, Inc. (a)	1,818,878	$ 18,825
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	232
		19,057
Healthcare 2.3%
DaVita, Inc. (a)	1,056,946	59,464
Metals/Mining – 1.5%
Haynes International, Inc. (a)(d)	1,140,617	37,640
Paper 0.7%
Temple-Inland, Inc.	365,678	16,982
Shipping – 1.2%
Teekay Shipping Corp.	793,800	30,537
Technology – 0.4%
STATS ChipPAC Ltd. sponsored ADR (a)	261,000	2,221
Viasystems Group, Inc. (a)(g)	1,026,780	8,728
		10,949
Telecommunications – 1.4%
Choice One Communications, Inc. (a)(g)	571,711	2,430
ICO Global Communications Holdings Ltd.:
warrants 5/16/06 (a)	7,290	0
Class A (a)	43,772	241
McLeodUSA, Inc. (a)	4,914,174	34,399
		37,070
Textiles & Apparel – 0.0%
Arena Brands Holding Corp. Class B (g)	42,253	631
Pillowtex Corp. (a)	490,256	1
		632

TOTAL COMMON STOCKS
(Cost $321,234)		436,160

Preferred Stocks 0.8%

Convertible Preferred Stocks 0.6%
Energy – 0.4%
El Paso Corp. 4.99% (e)	10,000	11,493
Leisure – 0.2%
Six Flags, Inc. 7.25% PIERS	200,000	4,582

TOTAL CONVERTIBLE PREFERRED STOCKS		16,075

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

Investments (Unaudited) continued

Preferred Stocks continued
	Shares	Value (Note 1)
		(000s)
Nonconvertible Preferred Stocks 0.2%
Broadcasting – 0.2%
Spanish Broadcasting System, Inc. Class B, 10.75%	3,671	$ 4,038
TOTAL PREFERRED STOCKS
(Cost $18,032)		20,113

Floating Rate Loans 1.9%
	Principal
	Amount (000s)
Building Materials – 1.2%
Masonite International Corp. term loan:
7.106% 4/5/13 (f)	$ 2,590	2,567
11.3619% 4/6/15 (f)	29,788	28,299
		30,866
Cable TV 0.1%
Wide Open West Finance LLC Tranche 2, term loan
10.04% 4/28/14 (f)	1,770	1,783
Consumer Products – 0.2%
Amscan Holdings, Inc. Tranche 2, term loan 9.77%
12/23/13 (f)	4,550	4,584
Energy – 0.2%
Coffeyville Resources LLC Tranche 2, term loan 11.75%
7/8/13 (f)	6,510	6,673
Telecommunications – 0.2%
Choice One Communications, Inc. Tranche C, term loan
9.9794% 11/30/10 (f)	5,348	5,334
TOTAL FLOATING RATE LOANS
(Cost $47,594)		49,240

Money Market Funds 4.6%
	Shares
Fidelity Cash Central Fund, 4.8% (b)
(Cost $119,798)	119,798,054	119,798

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Cash Equivalents 0.2%
	Maturity	Value (Note 1)
	Amount (000s)	(000s)
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 4.69%,
dated 4/28/06 due 5/1/06)
(Cost $4,588)	$ 4,590	$ 4,588

TOTAL INVESTMENT PORTFOLIO 97.3%
(Cost $2,387,022)		2,512,855

NET OTHER ASSETS – 2.7%		69,771

NET ASSETS 100%		$ 2,582,626

Security Type Abbreviations
PIERS	-	Preferred Income Equity
Redeemable Securities

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Security initially issued in zero coupon
form which converts to coupon form at a
specified rate and date. The rate shown
is the rate at period end.

(d) Affiliated company

(e) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $378,570,000
or 14.7% of net assets.

(f) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(g) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $24,001,000
or 0.9% of net assets.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Arena Brands
Holding Corp.	6/18/97 -
Class B	7/13/98	$ 1,538
Choice One
Communications,
Inc.	11/18/04	$ 2,390
Huntsman Corp.	4/30/03	$ 690
ICO North
America, Inc.
7.5% 8/15/09	8/12/05	$ 8,175
Pegasus
Communications
Corp. warrants
1/1/07	10/17/97	$ 635
Trivest 1992
Special Fund Ltd.	7/30/92	$ —
Viasystems
Group, Inc.	2/13/04	$ 20,664

(h) Non-income producing - Issuer is in default.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$ 1,861
Fidelity Securities Lending Cash Central Fund	7
Total	$ 1,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,	Purchases	Sales	Dividend	Value, end of
Affiliate	beginning of		Proceeds	Income	period
(Amounts in thousands)	period
Haynes International,
Inc.	$ 25,094	$ —	$ —	$ —	$ 37,640
Revlon, Inc. Class A
(sub. vtg.)	103,517	10,422	10,515	—	115,669
TOTALS	$ 128,611	$ 10,422	$ 10,515	$ —	$ 153,309

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $955,951,000 of which $477,033,000 and $478,918,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $4,588) See accompanying
schedule:
Unaffiliated issuers (cost $2,182,258)	$ 2,239,748
Affiliated Central Funds (cost $119,798)	119,798
Other affiliated issuers (cost $84,966)	153,309
Total Investments (cost $2,387,022)		$ 2,512,855
Cash		1
Receivable for investments sold		44,489
Receivable for fund shares sold		6,295
Dividends receivable		91
Interest receivable		45,117
Prepaid expenses		7
Receivable from investment adviser for expense
reductions		3
Other affiliated receivables		40
Other receivables		1
Total assets		2,608,899

Liabilities
Payable for investments purchased	$ 15,158
Payable for fund shares redeemed	6,252
Distributions payable	2,416
Accrued management fee	1,209
Distribution fees payable	652
Other affiliated payables	545
Other payables and accrued expenses	41
Total liabilities		26,273

Net Assets		$ 2,582,626
Net Assets consist of:
Paid in capital		$ 3,399,652
Undistributed net investment income		29,357
Accumulated undistributed net realized gain (loss) on
investments		(972,216)
Net unrealized appreciation (depreciation) on
investments		125,833
Net Assets		$ 2,582,626

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($520,160 ÷ 51,433 shares)	$ 10.11

Maximum offering price per share (100/95.25 of $10.11)	$ 10.61
Class T:
Net Asset Value and redemption price per share
($1,067,809 ÷ 105,249 shares)	$ 10.15

Maximum offering price per share (100/96.50 of $10.15)	$ 10.52
Class B:
Net Asset Value and offering price per share ($267,877
÷ 26,598 shares)A	$ 10.07

Class C:
Net Asset Value and offering price per share ($198,426
÷ 19,640 shares)A	$ 10.10

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($528,354 ÷ 54,129 shares)	$ 9.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$ 1,212
Interest		90,428
Income from affiliated Central Funds		1,868
Total income		93,508

Expenses
Management fee	$ 6,902
Transfer agent fees	2,300
Distribution fees	3,933
Accounting and security lending fees	416
Independent trustees’ compensation	5
Appreciation in deferred trustee compensation account	3
Custodian fees and expenses	21
Registration fees	80
Audit	37
Legal	8
Miscellaneous	62
Total expenses before reductions	13,767
Expense reductions	(31)	13,736

Net investment income		79,772
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,568)
Other affiliated issuers	4,510
Total net realized gain (loss)		(8,058)
Change in net unrealized appreciation (depreciation) on
investment securities		144,107
Net gain (loss)		136,049
Net increase (decrease) in net assets resulting from
operations		$ 215,821

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 79,772	$ 167,624
Net realized gain (loss)	(8,058)	192,519
Change in net unrealized appreciation (depreciation) .	144,107	(155,940)
Net increase (decrease) in net assets resulting
from operations	215,821	204,203
Distributions to shareholders from net investment income .	(83,275)	(213,900)
Distributions to shareholders from net realized gain	(7,252)	—
Total distributions	(90,527)	(213,900)
Share transactions - net increase (decrease)	184,049	(196,503)
Redemption fees	136	393
Total increase (decrease) in net assets	309,479	(205,807)

Net Assets
Beginning of period	2,273,147	2,478,954
End of period (including undistributed net investment
income of $29,357 and undistributed net investment
income of $32,860, respectively)	$ 2,582,626	2,273,147

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Highlights Class A
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 9.60	$ 9.64	$ 9.50	$ 6.40	$ 8.17	$ 9.64
Income from Investment
Operations
Net investment
incomeE	.334	.695	.797	.873	.767G,H	.869
Net realized and un
realized gain (loss)	.552	.134	.307	2.875	(1.866)G,H	(1.558)
Total from investment
operations	.886	.829	1.104	3.748	(1.099)	(.689)
Distributions from net
investment income	(.347)	(.871)	(.966)	(.648)	(.671)	(.781)
Distributions from net
realized gain	(.030)	—	—	—	—	—
Total distributions	(.377)	(.871)	(.966)	(.648)	(.671)	(.781)
Redemption fees added
to paid in capitalE	.001	.002	.002	—	—	—
Net asset value, end of
period	$ 10.11	$ 9.60	$ 9.64	$ 9.50	$ 6.40	$ 8.17
Total ReturnB,C,D	9.40%	8.71%	12.23%	60.58%	(14.39)%	(7.64)%
Ratios to Average Net AssetsF
Expenses before
reductions	.99%A	1.00%	.98%	.99%	1.02%	.97%
Expenses net of fee
waivers, if any	.99%A	1.00%	.98%	.99%	1.02%	.97%
Expenses net of all
reductions	.99%A	.99%	.98%	.99%	1.01%	.97%
Net investment income	6.81%A	7.08%	8.38%	10.45%	10.12%G,H	9.53%
Supplemental Data
Net assets, end of
period (in millions) .	$ 520	$ 424	$ 297	$ 307	$ 157	$ 189
Portfolio turnover rate	45%A	53%	67%	111%	85%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reim bursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimburse ments or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per Share data and ratios for periods prior to adoption have not been restated to reflect this change. HAs a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 11.01% to
10.12% . The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Financial Highlights Class T
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 9.63	$ 9.67	$ 9.52	$ 6.42	$ 8.18	$ 9.66
Income from Investment
Operations
Net investment
incomeE	.332	.693	.793	.859	.766G,H	.865
Net realized and un
realized gain (loss)	.561	.129	.315	2.883	(1.860)G,H	(1.572)
Total from investment
operations	.893	.822	1.108	3.742	(1.094)	(.707)
Distributions from net
investment income	(.344)	(.864)	(.960)	(.642)	(.666)	(.773)
Distributions from net
realized gain	(.030)	—	—	—	—	—
Total distributions	(.374)	(.864)	(.960)	(.642)	(.666)	(.773)
Redemption fees added
to paid in capitalE	.001	.002	.002	—	—	—
Net asset value, end of
period	$ 10.15	$ 9.63	$ 9.67	$ 9.52	$ 6.42	$ 8.18
Total ReturnB,C,D	9.44%	8.61%	12.24%	60.26%	(14.30)%	(7.81)%
Ratios to Average Net AssetsF
Expenses before
reductions	1.06%A	1.06%	1.06%	1.06%	1.08%	1.06%
Expenses net of fee
waivers, if any	1.06%A	1.06%	1.06%	1.06%	1.08%	1.06%
Expenses net of all
reductions	1.05%A	1.06%	1.06%	1.06%	1.08%	1.05%
Net investment income	6.75%A	7.02%	8.30%	10.38%	10.05%G,H	9.45%
Supplemental Data
Net assets, end of
period (in millions) .	$ 1,068	$ 1,003	$ 1,245	$ 1,398	$ 1,070	$ 1,473
Portfolio turnover rate	45%A	53%	67%	111%	85%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reim bursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimburse ments or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per Share data and ratios for periods prior to adoption have not been restated to reflect this change. HAs a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.95% to
10.05% . The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Highlights Class B
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 9.56	$ 9.61	$ 9.47	$ 6.38	$ 8.15	$ 9.61
Income from Investment
Operations
Net investment
incomeE	296	.622	.723	.802	.712G,H	.801
Net realized and un
realized gain (loss)	553	.123	.310	2.873	(1.868)G,H	(1.549)
Total from investment
operations	849	.745	1.033	3.675	(1.156)	(.748)
Distributions from net
investment income	(.310)	(.797)	(.895)	(.585)	(.614)	(.712)
Distributions from net
realized gain	(.030)	—	—	—	—	—
Total distributions	(.340)	(.797)	(.895)	(.585)	(.614)	(.712)
Redemption fees added
to paid in capitalE	001	.002	.002	—	—	—
Net asset value, end of
period	$ 10.07	$ 9.56	$ 9.61	$ 9.47	$ 6.38	$ 8.15
Total ReturnB,C,D	9.03%	7.82%	11.44%	59.42%	(15.07)%	(8.25)%
Ratios to Average Net AssetsF
Expenses before
reductions	1.76%A	1.75%	1.74%	1.75%	1.78%	1.73%
Expenses net of fee
waivers, if any	1.75%A	1.74%	1.74%	1.75%	1.78%	1.73%
Expenses net of all
reductions	1.75%A	1.74%	1.74%	1.75%	1.77%	1.72%
Net investment income	6.06%A	6.33%	7.62%	9.69%	9.36%G,H	8.78%
Supplemental Data
Net assets, end of
period (in millions) .	$ 268	$ 313	$ 498	$ 613	$ 426	$ 704
Portfolio turnover rate	45%A	53%	67%	111%	85%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective
November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per Share data and ratios for periods prior to adoption have not been restated to reflect this change. HAs a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October
31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.25% to 9.36% . The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Financial Highlights Class C
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 9.59	$ 9.63	$ 9.49	$ 6.40	$ 8.16	$ 9.63
Income from Investment
Operations
Net investment
incomeE	.293	.615	.718	.801	.708G,H	.796
Net realized and un
realized gain (loss)	.553	.133	.309	2.868	(1.859)G,H	(1.560)
Total from investment
operations	.846	.748	1.027	3.669	(1.151)	(.764)
Distributions from net
investment income	(.307)	(.790)	(.889)	(.579)	(.609)	(.706)
Distributions from net
realized gain	(.030)	—	—	—	—	—
Total distributions	(.337)	(.790)	(.889)	(.579)	(.609)	(.706)
Redemption fees added
to paid in capitalE	.001	.002	.002	—	—	—
Net asset value, end of
period	$ 10.10	$ 9.59	$ 9.63	$ 9.49	$ 6.40	$ 8.16
Total ReturnB,C,D	8.96%	7.83%	11.33%	59.11%	(14.98)%	(8.41)%
Ratios to Average Net AssetsF
Expenses before
reductions	1.82%A	1.82%	1.81%	1.82%	1.84%	1.80%
Expenses net of fee
waivers, if any	1.82%A	1.82%	1.81%	1.82%	1.84%	1.80%
Expenses net of all
reductions	1.82%A	1.82%	1.81%	1.82%	1.84%	1.79%
Net investment income	5.98%A	6.26%	7.55%	9.62%	9.29%G,H	8.71%
Supplemental Data
Net assets, end of
period (in millions) .	$ 198	$ 182	$ 193	$ 219	$ 132	$ 197
Portfolio turnover rate	45%A	53%	67%	111%	85%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective
November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per Share data and ratios for periods prior to adoption have not been restated to reflect this change. HAs a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October
31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.19% to 9.29% . The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Highlights Institutional Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 9.28	$ 9.35	$ 9.24	$ 6.24	$ 7.97	$ 9.43
Income from Investment
Operations
Net investment
incomeD	.330	.691	.786	.867	.759F,G	.862
Net realized and un
realized gain (loss)	.535	.125	.305	2.796	(1.805)F,G	(1.528)
Total from investment
operations	.865	.816	1.091	3.663	(1.046)	(.666)
Distributions from net
investment income	(.356)	(.888)	(.983)	(.663)	(.684)	(.794)
Distributions from net
realized gain	(.030)	—	—	—	—	—
Total distributions	(.386)	(.888)	(.983)	(.663)	(.684)	(.794)
Redemption fees added
to paid in capitalD	.001	.002	.002	—	—	—
Net asset value, end of
period	$ 9.76	$ 9.28	$ 9.35	$ 9.24	$ 6.24	$ 7.97
Total ReturnB,C	9.50%	8.85%	12.46%	60.82%	(14.09)%	(7.58)%
Ratios to Average Net AssetsE
Expenses before
reductions	.82%A	.81%	.83%	.82%	.85%	.83%
Expenses net of fee
waivers, if any	.82%A	.81%	.83%	.82%	.85%	.83%
Expenses net of all
reductions	.82%A	.81%	.83%	.82%	.85%	.83%
Net investment income	6.98%A	7.26%	8.53%	10.62%	10.28%F,G	9.67%
Supplemental Data
Net assets, end of
period (in millions) .	$ 528	$ 351	$ 245	$ 218	$ 82	$ 87
Portfolio turnover rate	45%A	53%	67%	111%	85%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrange ments and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FEffective November 1, 2001, the fund adopted the provisions of the AICPA Audit and
Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per Share data and ratios for periods prior to adoption have not been restated to reflect this change. GAs a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.067 per share with a corresponding increase to net realized and unrealized gain (loss) per share.
The ratio of net investment income to average net assets decreased from 11.18% to 10.28% . The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor High Income Advantage Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

31 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of invest ments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

32

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships, deferred trustees compensa tion, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 287,780
Unrealized depreciation	(142,803)
Net unrealized appreciation (depreciation)	$ 144,977
Cost for federal income tax purposes	$ 2,367,878

Short Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.00 % of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the funds and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to

33 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

2. Operating Policies continued
Repurchase Agreements continued

ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $586,999 and $512,225, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling

Semiannual Report

34

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 352	$ 12
Class T	0%	.25%	1,303	38
Class B	.65%	.25%	1,319	958
Class C	.75%	.25%	959	173
			$ 3,933	$ 1,181

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$ 111
Class T	32
Class B*	184
Class C*	18
$ 345

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the

35 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued
Transfer Agent Fees continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of share holder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 492	.21*
Class T	904	.17*
Class B	325	.22*
Class C	176	.18*
Institutional Class	403	.19*
	$ 2,300
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

36

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $7.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following class was in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class B	1.75%	$ 15

In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $11. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

		Transfer Agent
		expense reduction
Class A		$ 3
Class B		1
Institutional Class		1
		$ 5

	37	Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Six months ended	Year ended
	April 30,	October 31,
	2006	2005
From net investment income
Class A	$ 16,361	$ 31,708
Class T	36,228	99,769
Class B	9,323	35,847
Class C	5,945	15,897
Institutional Class	15,418	30,679
Total	$ 83,275	$ 213,900
From net realized gain
Class A	$ 1,358	$ —
Class T	3,190	—
Class B	948	—
Class C	578	—
Institutional Class	1,178	—
Total	$ 7,252	$ —

Semiannual Report

38

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	12,777	23,900	$ 126,538	$ 235,068
Reinvestment of distributions	1,248	2,176	12,335	21,461
Shares redeemed	(6,792)	(12,687)	(67,173)	(124,289)
Net increase (decrease)	7,233	13,389	$ 71,700	$ 132,240
Class T
Shares sold	14,984	25,755	$ 147,983	$ 253,520
Reinvestment of distributions	3,298	8,206	32,667	81,282
Shares redeemed	(17,188)	(58,557)	(170,254)	(579,615)
Net increase (decrease)	1,094	(24,596)	$ 10,396	$ (244,813)
Class B
Shares sold	1,769	4,225	$ 17,394	$ 41,379
Reinvestment of distributions	677	2,349	6,646	23,125
Shares redeemed	(8,612)	(25,696)	(84,785)	(251,141)
Net increase (decrease)	(6,166)	(19,122) $	$ (60,745)	$ (186,637)
Class C
Shares sold	3,075	5,702	$ 30,357	$ 56,070
Reinvestment of distributions	406	1,011	3,999	9,975
Shares redeemed	(2,859)	(7,734)	(28,237)	(75,656)
Net increase (decrease)	622	(1,021)	$ 6,119	$ (9,611)
Institutional Class
Shares sold	18,521	31,784	$ 177,728	$ 303,781
Reinvestment of distributions	1,570	2,879	15,000	27,465
Shares redeemed	(3,782)	(23,086)	(36,149)	(218,928)
Net increase (decrease)	16,309	11,577	$ 156,579	$ 112,318

39 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor High Income Advantage Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

40

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

41 Semiannual Report

Semiannual Report

42

43 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

HY USAN-0606 1.784886.103

Fidelity® Advisor High Income Advantage Fund - Institutional Class

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	8	A complete list of the fund’s investments
		with their market values.
Financial Statements	22	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	31	Notes to the financial statements.
Board Approval of	40
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,094.00	$ 5.14
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 4.96
Class T
Actual	$ 1,000.00	$ 1,094.40	$ 5.50
HypotheticalA	$ 1,000.00	$ 1,019.54	$ 5.31
Class B
Actual	$ 1,000.00	$ 1,090.30	$ 9.07
HypotheticalA	$ 1,000.00	$ 1,016.12	$ 8.75

Semiannual Report	4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class C
Actual	$ 1,000.00	$ 1,089.60	$ 9.43
HypotheticalA	$ 1,000.00	$ 1,015.77	$ 9.10
Institutional Class
Actual	$ 1,000.00	$ 1,095.00	$ 4.26
HypotheticalA	$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	.99%
Class T	1.06%
Class B	1.75%
Class C	1.82%
Institutional Class	.82%

5 Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2006
(by issuer, excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
El Paso Corp.	5.2	2.7
Revlon, Inc.	4.5	4.5
Six Flags, Inc.	4.4	4.8
Tenet Healthcare Corp.	3.9	3.0
Levi Strauss & Co.	3.2	3.5
	21.2
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Energy	9.5	10.4
Telecommunications	8.8	13.0
Healthcare	8.1	7.1
Technology	6.3	4.8
Consumer Products	5.2	5.0

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report 6

7 Semiannual Report

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Corporate Bonds 72.9%
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Convertible Bonds 1.0%
Cable TV 0.6%
Charter Communications, Inc. 5.875% 11/16/09 (e)		$ 22,580	$ 16,709
Telecommunications – 0.4%
ICO North America, Inc. 7.5% 8/15/09 (g)		8,175	10,301

TOTAL CONVERTIBLE BONDS			27,010
Nonconvertible Bonds – 71.9%
Aerospace – 0.5%
Bombardier, Inc. 7.45% 5/1/34 (e)		8,650	7,807
L-3 Communications Corp. 5.875% 1/15/15		1,225	1,148
Orbimage Holdings, Inc. 14.2% 7/1/12 (e)(f)		3,710	4,044
			12,999
Air Transportation – 4.0%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11		13,320	12,954
6.977% 11/23/22		729	693
7.377% 5/23/19		13,843	12,736
7.8% 4/1/08		9,740	9,643
10.18% 1/2/13		5,055	4,903
Delta Air Lines, Inc.:
7.9% 12/15/09 (h)		31,370	8,078
8% 12/15/07 (e)(h)		7,900	1,896
8.3% 12/15/29 (h)		99,585	25,773
9.5% 11/18/08 (e)(h)		2,065	2,003
10% 8/15/08 (h)		41,705	10,376
Delta Air Lines, Inc. pass thru trust certificates 7.779%
1/2/12		1,674	1,532
Northwest Airlines Corp. 10% 2/1/09 (h)		1,524	625
Northwest Airlines, Inc.:
7.875% 3/15/08 (h)		11,925	5,068
8.7% 3/15/07 (h)		1,630	701
9.875% 3/15/07 (h)		6,255	2,721
10.5% 4/1/09 (h)		8,139	2,686
Northwest Airlines, Inc. pass thru trust certificates
9.179% 10/1/11		1,753	438
			102,826
Automotive 4.0%
Accuride Corp. 8.5% 2/1/15		4,780	4,720
Altra Industrial Motion, Inc. 9% 12/1/11		2,460	2,460
American Tire Distributors, Inc. 10.75% 4/1/13		6,930	6,480
See accompanying notes which are an integral part of the financial statements.

Semiannual Report	8

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Automotive continued
Delco Remy International, Inc. 9.375% 4/15/12	$ 1,480	$ 703
General Motors Acceptance Corp.:
5.85% 1/14/09	8,675	8,156
6.75% 12/1/14	30,390	27,655
6.875% 9/15/11	4,335	4,053
General Motors Corp. 8.375% 7/15/33	38,140	28,414
IdleAire Technologies Corp. 0% 12/15/12 unit (c)(e)	16,350	12,263
Tenneco, Inc. 8.625% 11/15/14	2,870	2,899
Visteon Corp. 8.25% 8/1/10	7,200	6,336
		104,139
Broadcasting – 0.1%
Paxson Communications Corp. 11.3183%
1/15/13 (e)(f)	3,255	3,288
Building Materials – 1.6%
Goodman Global Holdings, Inc. 7.875% 12/15/12	13,870	13,870
Interface, Inc. 9.5% 2/1/14	320	328
MAXX Corp. 9.75% 6/15/12	13,888	11,840
NTK Holdings, Inc. 0% 3/1/14 (c)	17,240	13,102
U.S. Concrete, Inc. 8.375% 4/1/14	2,940	3,028
		42,168
Cable TV 3.6%
Cablevision Systems Corp. 8% 4/15/12	21,940	21,995
CCH I LLC / CCH I Capital Corp. 11% 10/1/15	65,809	57,501
Charter Communications Holding II LLC/Charter
Communications Holdings II Capital Corp. 10.25%
9/15/10 (e)	6,495	6,544
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp. 8%
4/30/12 (e)	6,475	6,475
		92,515
Capital Goods 1.5%
Hawk Corp. 8.75% 11/1/14	2,770	2,784
Invensys PLC 9.875% 3/15/11 (e)	7,590	8,007
Park-Ohio Industries, Inc. 8.375% 11/15/14	20,525	19,345
Sensus Metering Systems, Inc. 8.625% 12/15/13	4,555	4,430
Thermadyne Holdings Corp. 9.25% 2/1/14	5,710	5,139
		39,705

See accompanying notes which are an integral part of the financial statements.

9	Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Chemicals – 3.8%
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (c)	$ 7,785	$ 6,277
Series B, 0% 10/1/14 (c)	15,211	11,903
Equistar Chemicals LP/Equistar Funding Corp. 10.625%
5/1/11	5,920	6,453
Hexion US Finance Corp. / Hexion Nova Scotia Finance
ULC 9.8183% 7/15/10 (f)	4,990	5,090
Huntsman LLC 11.625% 10/15/10	5,972	6,808
Nell AF Sarl 8.375% 8/15/15 (e)	3,990	3,950
PAHC Holdings Corp. 15% 2/1/10 pay in-kind	3,610	3,682
Phibro Animal Health Corp. 13% 12/1/07 unit	3,404	3,506
Resolution Performance Products LLC/RPP Capital Corp.
13.5% 11/15/10	28,415	30,511
Rhodia SA 8.875% 6/1/11	11,901	12,288
Rockwood Specialties Group, Inc. 7.5% 11/15/14	950	950
Tronox Worldwide LLC / Tronox Worldwide Finance
Corp. 9.5% 12/1/12 (e)	5,110	5,378
		96,796
Consumer Products – 0.5%
NPI Merger Corp. 10.75% 4/15/14 (e)	1,880	1,939
Revlon Consumer Products Corp. 9.5% 4/1/11	12,120	11,847
		13,786
Containers – 2.1%
Anchor Glass Container Corp. 11% 2/15/13 (h)	6,050	5,294
Constar International, Inc. 11% 12/1/12	3,315	2,519
Graham Packaging Co. LP/ GPC Capital Corp. 9.875%
10/15/14	14,530	14,821
Huntsman Packaging Corp. 13% 6/1/10 (h)	13,795	6,346
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	4,410	4,234
8.25% 5/15/13	8,535	8,748
Pliant Corp.:
11.125% 9/1/09 (h)	1,210	1,186
13% 6/1/10 (h)	7,975	3,669
Solo Cup Co. 8.5% 2/15/14	7,000	6,598
		53,415

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Diversified Financial Services – 0.3%
Cardtronics, Inc. 9.25% 8/15/13 (e)	$ 2,840	$ 2,812
Triad Acquisition Corp. 11.125% 5/1/13	4,170	4,170
		6,982
Diversified Media – 0.1%
Affinion Group, Inc. 11.5% 10/15/15 (e)	1,570	1,609
Electric Utilities – 1.1%
Mirant Americas Generation LLC:
8.5% 10/1/21	6,645	6,695
9.125% 5/1/31	9,625	10,106
Mirant North America LLC/Mirant North America
Finance Corp. 7.375% 12/31/13 (e)	3,880	3,895
NRG Energy, Inc. 7.375% 2/1/16	6,500	6,541
		27,237
Energy – 7.9%
Aventine Renewable Energy Holdings, Inc. 10.91%
12/15/11 (e)(f)	15,780	16,569
Chaparral Energy, Inc. 8.5% 12/1/15 (e)	4,490	4,670
El Paso Corp.:
6.5% 6/1/08 (e)	10,390	10,401
6.95% 6/1/28 (e)	15,800	14,457
7% 5/15/11	38,000	37,763
7.75% 6/15/10 (e)	42,465	43,687
7.75% 1/15/32 (e)	1,970	1,975
7.875% 6/15/12	12,620	13,062
El Paso Energy Corp. 7.375% 12/15/12	22,275	22,498
El Paso Production Holding Co. 7.75% 6/1/13	8,155	8,440
Hanover Compressor Co.:
7.5% 4/15/13	990	1,000
9% 6/1/14	1,105	1,188
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16 (e)	3,260	3,325
Mariner Energy, Inc. 7.5% 4/15/13 (e)	5,850	5,792
Ocean Rig Norway AS 8.375% 7/1/13 (e)	2,190	2,310
Pogo Producing Co.:
6.625% 3/15/15	6,505	6,294
6.875% 10/1/17	6,485	6,307
Venoco, Inc. 8.75% 12/15/11	3,670	3,633
		203,371
Entertainment/Film 0.0%
Livent, Inc. yankee 9.375% 10/15/04 (h)	11,100	333

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Environmental – 1.9%
Allied Waste North America, Inc.:
7.25% 3/15/15	$ 27,340	$ 27,818
7.375% 4/15/14	21,790	21,518
		49,336
Food and Drug Retail – 2.8%
Ahold Finance USA, Inc. 8.25% 7/15/10	39,237	41,444
Albertsons, Inc. 8% 5/1/31	13,110	12,358
AmeriQual Group LLC/AmeriQual Finance Corp. 9%
4/1/12 (e)	3,000	3,120
Doane Pet Care Co. 10.625% 11/15/15	2,770	3,379
Nutritional Sourcing Corp. 10.125% 8/1/09	7,424	5,494
Pathmark Stores, Inc. 8.75% 2/1/12	7,300	7,191
		72,986
Food/Beverage/Tobacco – 1.0%
Pierre Foods, Inc. 9.875% 7/15/12	2,240	2,318
Swift & Co.:
10.125% 10/1/09	5,405	5,540
12.5% 1/1/10	16,705	16,705
UAP Holding Corp. 0% 7/15/12 (c)	880	792
		25,355
Gaming – 0.5%
San Pasqual Casino Development Group, Inc. 8%
9/15/13 (e)	1,660	1,656
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)	2,990	2,033
9% 1/15/12	1,760	1,795
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/1/14	6,680	6,480
		11,964
Healthcare 5.8%
Accellent, Inc. 10.5% 12/1/13	6,160	6,637
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	4,260	4,526
CRC Health Group, Inc. 10.75% 2/1/16 (e)	3,340	3,432
DaVita, Inc. 7.25% 3/15/15	7,400	7,382
IASIS Healthcare LLC/IASIS Capital Corp. 8.75%
6/15/14	10,770	10,824
Lifecare Holdings, Inc. 9.25% 8/15/13 (e)	6,590	4,168
Multiplan, Inc. 10.375% 4/15/16 (e)	3,660	3,719

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Healthcare continued
Team Finance LLC / Health Finance Corp. 11.25%
12/1/13 (e)	$ 9,190	$ 9,489
Tenet Healthcare Corp.:
6.375% 12/1/11	11,625	10,782
6.5% 6/1/12	24,700	22,539
7.375% 2/1/13	49,340	46,380
9.25% 2/1/15 (e)	11,960	12,199
9.875% 7/1/14	6,675	6,942
		149,019
Homebuilding/Real Estate – 0.3%
Kimball Hill, Inc. 10.5% 12/15/12 (e)	3,250	3,193
Technical Olympic USA, Inc. 10.375% 7/1/12	4,614	4,683
		7,876
Insurance – 1.6%
Provident Companies, Inc.:
7% 7/15/18	3,650	3,668
7.25% 3/15/28	17,830	17,269
UnumProvident Corp.:
6.75% 12/15/28	11,350	10,612
7.375% 6/15/32	9,190	9,012
		40,561
Leisure – 4.3%
Festival Fun Parks LLC 10.875% 4/15/14 (e)	2,470	2,485
Six Flags, Inc.:
9.625% 6/1/14	67,995	68,845
9.75% 4/15/13	40,010	40,610
		111,940
Paper 1.6%
Bowater Canada Finance Corp. 7.95% 11/15/11	10,000	10,000
Bowater, Inc. 6.5% 6/15/13	9,755	9,097
Georgia-Pacific Corp. 7.7% 6/15/15	10,645	10,645
Jefferson Smurfit Corp. U.S.:
7.5% 6/1/13	6,960	6,508
8.25% 10/1/12	5,000	4,838
		41,088

See accompanying notes which are an integral part of the financial statements.

13	Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Publishing/Printing – 0.7%
CBD Media Holdings LLC/CBD Holdings Finance, Inc.
9.25% 7/15/12	$ 6,140	$ 6,247
Vertis, Inc. 10.875% 6/15/09	13,265	12,668
		18,915
Restaurants 0.8%
The Restaurant Co. 10% 10/1/13	14,920	14,025
Uno Restaurant Corp. 10% 2/15/11 (e)	8,670	6,979
		21,004
Services – 1.7%
Ashtead Holdings PLC 8.625% 8/1/15 (e)	2,500	2,588
Cornell Companies, Inc. 10.75% 7/1/12	7,345	7,712
FTI Consulting, Inc. 7.625% 6/15/13	1,510	1,570
Hertz Corp. 10.5% 1/1/16 (e)	6,990	7,689
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (e) .	5,150	5,111
Language Line, Inc. 11.125% 6/15/12	4,610	4,299
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	12,200	10,614
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (e)	4,350	4,807
		44,390
Shipping – 0.4%
Ship Finance International Ltd. 8.5% 12/15/13	11,965	11,247
Steels – 0.5%
Edgen Acquisition Corp. 9.875% 2/1/11	5,980	5,965
RathGibson, Inc. 11.25% 2/15/14 (e)	6,190	6,654
		12,619
Super Retail – 1.0%
Intcomex, Inc. 11.75% 1/15/11 (e)	6,260	6,197
NBC Acquisition Corp. 0% 3/15/13 (c)	12,830	9,109
The Bon-Ton Department Stores, Inc. 10.25%
3/15/14 (e)	10,220	9,760
		25,066
Technology – 5.9%
Activant Solutions, Inc. 9.5% 5/1/16 (e)	2,310	2,342
Amkor Technology, Inc.:
7.125% 3/15/11	7,505	7,130
7.75% 5/15/13	16,490	15,707
10.5% 5/1/09	26,175	26,633
Avago Technologies Finance Ltd.:
10.125% 12/1/13 (e)	19,280	20,871

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Technology – continued
Avago Technologies Finance Ltd.: – continued
11.875% 12/1/15 (e)	$ 10,280	$ 11,282
Danka Business Systems PLC 11% 6/15/10	6,205	5,212
Freescale Semiconductor, Inc. 7.125% 7/15/14	4,460	4,572
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co.:
6.875% 12/15/11	2,465	2,366
8.16% 12/15/11 (f)	3,840	3,859
New ASAT Finance Ltd. 9.25% 2/1/11	9,425	8,082
SERENA Software, Inc. 10.375% 3/15/16 (e)	1,450	1,537
Solectron Global Finance Ltd. 8% 3/15/16 (e)	2,190	2,223
SS&C Technologies, Inc. 11.75% 12/1/13 (e)	9,920	10,614
SunGard Data Systems, Inc. 10.25% 8/15/15 (e)	15,470	16,553
Viasystems, Inc. 10.5% 1/15/11	12,680	12,617
		151,600
Telecommunications – 6.8%
Centennial Cellular Operating Co./Centennial
Communications Corp. 10.125% 6/15/13	5,000	5,463
Centennial Communications Corp./Centennial Cellular
Operating Co. LLC/Centennial Puerto Rico Operations
Corp. 8.125% 2/1/14	6,680	6,864
Cincinnati Bell, Inc. 8.375% 1/15/14	3,095	3,165
Eschelon Operating Co. 8.375% 3/15/10	2,522	2,415
Intelsat Ltd.:
6.5% 11/1/13	18,795	14,754
7.625% 4/15/12	19,730	16,869
Level 3 Financing, Inc. 12.25% 3/15/13 (e)	6,100	6,527
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (e)	3,430	3,567
Qwest Capital Funding, Inc.:
7% 8/3/09	22,120	22,203
7.25% 2/15/11	4,000	4,015
7.625% 8/3/21	3,210	3,186
7.75% 2/15/31	29,425	30,087
Qwest Communications International, Inc. 7.5%
2/15/14	14,000	14,280
Rogers Communications, Inc.:
6.375% 3/1/14	12,190	11,885
7.5% 3/15/15	7,260	7,596
Rural Cellular Corp. 9.75% 1/15/10	4,825	4,958

See accompanying notes which are an integral part of the financial statements.

15	Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Telecommunications – continued
U.S. West Capital Funding, Inc. 6.375% 7/15/08	$ 5,000	$ 4,950
U.S. West Communications 6.875% 9/15/33	15,000	13,950
		176,734
Textiles & Apparel – 3.2%
Levi Strauss & Co.:
8.875% 4/1/16 (e)	6,510	6,510
9.75% 1/15/15	22,090	23,250
12.25% 12/15/12	46,975	53,317
		83,077

TOTAL NONCONVERTIBLE BONDS		1,855,946

TOTAL CORPORATE BONDS
(Cost $1,875,776)		1,882,956

Common Stocks 16.9%
	Shares
Cable TV 0.4%
NTL, Inc. (a)	361,330	9,929
NTL, Inc. warrants 1/13/11 (a)	3	0
Pegasus Communications Corp. warrants 1/1/07 (a)(g)	6,509	0
		9,929
Chemicals – 0.1%
Huntsman Corp. (g)	96,480	1,896
Consumer Products – 4.5%
Revlon, Inc. Class A (sub. vtg.) (a)(d)	35,592,996	115,669
Containers – 0.8%
Owens Illinois, Inc. (a)	1,143,900	20,910
Trivest 1992 Special Fund Ltd. (a)(g)	3,037,732	15
		20,925
Electric Utilities – 1.9%
AES Corp. (a)	2,192,509	37,207
Mirant Corp. (a)	523,570	12,859
		50,066
Energy – 1.0%
Chesapeake Energy Corp.	800,000	25,344

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Common Stocks continued
	Shares	Value (Note 1)
		(000s)
Food and Drug Retail – 0.7%
Pathmark Stores, Inc. (a)	1,818,878	$ 18,825
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	232
		19,057
Healthcare 2.3%
DaVita, Inc. (a)	1,056,946	59,464
Metals/Mining – 1.5%
Haynes International, Inc. (a)(d)	1,140,617	37,640
Paper 0.7%
Temple-Inland, Inc.	365,678	16,982
Shipping – 1.2%
Teekay Shipping Corp.	793,800	30,537
Technology – 0.4%
STATS ChipPAC Ltd. sponsored ADR (a)	261,000	2,221
Viasystems Group, Inc. (a)(g)	1,026,780	8,728
		10,949
Telecommunications – 1.4%
Choice One Communications, Inc. (a)(g)	571,711	2,430
ICO Global Communications Holdings Ltd.:
warrants 5/16/06 (a)	7,290	0
Class A (a)	43,772	241
McLeodUSA, Inc. (a)	4,914,174	34,399
		37,070
Textiles & Apparel – 0.0%
Arena Brands Holding Corp. Class B (g)	42,253	631
Pillowtex Corp. (a)	490,256	1
		632

TOTAL COMMON STOCKS
(Cost $321,234)		436,160

Preferred Stocks 0.8%

Convertible Preferred Stocks 0.6%
Energy – 0.4%
El Paso Corp. 4.99% (e)	10,000	11,493
Leisure – 0.2%
Six Flags, Inc. 7.25% PIERS	200,000	4,582

TOTAL CONVERTIBLE PREFERRED STOCKS		16,075

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

Investments (Unaudited) continued

Preferred Stocks continued
	Shares	Value (Note 1)
		(000s)
Nonconvertible Preferred Stocks 0.2%
Broadcasting – 0.2%
Spanish Broadcasting System, Inc. Class B, 10.75%	3,671	4,038
TOTAL PREFERRED STOCKS
(Cost $18,032)		20,113

Floating Rate Loans 1.9%
	Principal
	Amount (000s)
Building Materials – 1.2%
Masonite International Corp. term loan:
7.106% 4/5/13 (f)	$ 2,590	$ 2,567
11.3619% 4/6/15 (f)	29,788	28,299
		30,866
Cable TV 0.1%
Wide Open West Finance LLC Tranche 2, term loan
10.04% 4/28/14 (f)	1,770	1,783
Consumer Products – 0.2%
Amscan Holdings, Inc. Tranche 2, term loan 9.77%
12/23/13 (f)	4,550	4,584
Energy – 0.2%
Coffeyville Resources LLC Tranche 2, term loan 11.75%
7/8/13 (f)	6,510	6,673
Telecommunications – 0.2%
Choice One Communications, Inc. Tranche C, term loan
9.9794% 11/30/10 (f)	5,348	5,334
TOTAL FLOATING RATE LOANS
(Cost $47,594)		49,240

Money Market Funds 4.6%
	Shares
Fidelity Cash Central Fund, 4.8% (b)
(Cost $119,798)	119,798,054	119,798

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Cash Equivalents 0.2%
	Maturity	Value (Note 1)
	Amount (000s)	(000s)
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 4.69%,
dated 4/28/06 due 5/1/06)
(Cost $4,588)	$ 4,590	4,588

TOTAL INVESTMENT PORTFOLIO 97.3%
(Cost $2,387,022)		2,512,855

NET OTHER ASSETS – 2.7%		69,771

NET ASSETS 100%		$ 2,582,626

Security Type Abbreviations
PIERS	-	Preferred Income Equity
Redeemable Securities

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Security initially issued in zero coupon
form which converts to coupon form at a
specified rate and date. The rate shown
is the rate at period end.

(d) Affiliated company

(e) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $378,570,000
or 14.7% of net assets.

(f) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(g) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $24,001,000
or 0.9% of net assets.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Arena Brands
Holding Corp.	6/18/97 -
Class B	7/13/98	$ 1,538
Choice One
Communications,
Inc.	11/18/04	$ 2,390
Huntsman Corp.	4/30/03	$ 690
ICO North
America, Inc.
7.5% 8/15/09	8/12/05	$ 8,175
Pegasus
Communications
Corp. warrants
1/1/07	10/17/97	$ 635
Trivest 1992
Special Fund Ltd.	7/30/92	$ —
Viasystems
Group, Inc.	2/13/04	$ 20,664

(h) Non-income producing - Issuer is in default.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$ 1,861
Fidelity Securities Lending Cash Central Fund	7
Total	$ 1,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,	Purchases	Sales	Dividend	Value, end of
Affiliate	beginning of		Proceeds	Income	period
(Amounts in thousands)	period
Haynes International,
Inc.	$ 25,094	$ —	$ —	$ —	$ 37,640
Revlon, Inc. Class A
(sub. vtg.)	103,517	10,422	10,515	—	115,669
TOTALS	$ 128,611	$ 10,422	$ 10,515	$ —	$ 153,309

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $955,951,000 of which $477,033,000 and $478,918,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $4,588) See accompanying
schedule:
Unaffiliated issuers (cost $2,182,258)	$ 2,239,748
Affiliated Central Funds (cost $119,798)	119,798
Other affiliated issuers (cost $84,966)	153,309
Total Investments (cost $2,387,022)		$ 2,512,855
Cash		1
Receivable for investments sold		44,489
Receivable for fund shares sold		6,295
Dividends receivable		91
Interest receivable		45,117
Prepaid expenses		7
Receivable from investment adviser for expense
reductions		3
Other affiliated receivables		40
Other receivables		1
Total assets		2,608,899

Liabilities
Payable for investments purchased	$ 15,158
Payable for fund shares redeemed	6,252
Distributions payable	2,416
Accrued management fee	1,209
Distribution fees payable	652
Other affiliated payables	545
Other payables and accrued expenses	41
Total liabilities		26,273

Net Assets		$ 2,582,626
Net Assets consist of:
Paid in capital		$ 3,399,652
Undistributed net investment income		29,357
Accumulated undistributed net realized gain (loss) on
investments		(972,216)
Net unrealized appreciation (depreciation) on
investments		125,833
Net Assets		$ 2,582,626

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($520,160 ÷ 51,433 shares)	$ 10.11

Maximum offering price per share (100/95.25 of $10.11)	$ 10.61
Class T:
Net Asset Value and redemption price per share
($1,067,809 ÷ 105,249 shares)	$ 10.15

Maximum offering price per share (100/96.50 of $10.15)	$ 10.52
Class B:
Net Asset Value and offering price per share ($267,877
÷ 26,598 shares)A	$ 10.07

Class C:
Net Asset Value and offering price per share ($198,426
÷ 19,640 shares)A	$ 10.10

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($528,354 ÷ 54,129 shares)	$ 9.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$ 1,212
Interest		90,428
Income from affiliated Central Funds		1,868
Total income		93,508

Expenses
Management fee	$ 6,902
Transfer agent fees	2,300
Distribution fees	3,933
Accounting and security lending fees	416
Independent trustees’ compensation	5
Appreciation in deferred trustee compensation account	3
Custodian fees and expenses	21
Registration fees	80
Audit	37
Legal	8
Miscellaneous	62
Total expenses before reductions	13,767
Expense reductions	(31)	13,736

Net investment income		79,772
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,568)
Other affiliated issuers	4,510
Total net realized gain (loss)		(8,058)
Change in net unrealized appreciation (depreciation) on
investment securities		144,107
Net gain (loss)		136,049
Net increase (decrease) in net assets resulting from
operations		$ 215,821

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 79,772	$ 167,624
Net realized gain (loss)	(8,058)	192,519
Change in net unrealized appreciation (depreciation) .	144,107	(155,940)
Net increase (decrease) in net assets resulting
from operations	215,821	204,203
Distributions to shareholders from net investment income .	(83,275)	(213,900)
Distributions to shareholders from net realized gain	(7,252)	—
Total distributions	(90,527)	(213,900)
Share transactions - net increase (decrease)	184,049	(196,503)
Redemption fees	136	393
Total increase (decrease) in net assets	309,479	(205,807)

Net Assets
Beginning of period	2,273,147	2,478,954
End of period (including undistributed net investment
income of $29,357 and undistributed net investment
income of $32,860, respectively)	$ 2,582,626	$ 2,273,147

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Highlights Class A
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 9.60	$ 9.64	$ 9.50	$ 6.40	$ 8.17	$ 9.64
Income from Investment
Operations
Net investment
incomeE	.334	.695	.797	.873	.767G,H	.869
Net realized and un
realized gain (loss)	.552	.134	.307	2.875	(1.866)G,H	(1.558)
Total from investment
operations	.886	.829	1.104	3.748	(1.099)	(.689)
Distributions from net
investment income	(.347)	(.871)	(.966)	(.648)	(.671)	(.781)
Distributions from net
realized gain	(.030)	—	—	—	—	—
Total distributions	(.377)	(.871)	(.966)	(.648)	(.671)	(.781)
Redemption fees added
to paid in capitalE	.001	.002	.002	—	—	—
Net asset value, end of
period	$ 10.11	$ 9.60	$ 9.64	$ 9.50	$ 6.40	$ 8.17
Total ReturnB,C,D	9.40%	8.71%	12.23%	60.58%	(14.39)%	(7.64)%
Ratios to Average Net AssetsF
Expenses before
reductions	.99%A	1.00%	.98%	.99%	1.02%	.97%
Expenses net of fee
waivers, if any	.99%A	1.00%	.98%	.99%	1.02%	.97%
Expenses net of all
reductions	.99%A	.99%	.98%	.99%	1.01%	.97%
Net investment income	6.81%A	7.08%	8.38%	10.45%	10.12%G,H	9.53%
Supplemental Data
Net assets, end of
period (in millions)	$ 520	$ 424	$ 297	$ 307	$ 157	$ 189
Portfolio turnover rate	45%A	53%	67%	111%	85%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reim bursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimburse ments or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per Share data and ratios for periods prior to adoption have not been restated to reflect this change. HAs a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 11.01% to
10.12% . The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Financial Highlights Class T
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 9.63	$ 9.67	$ 9.52	$ 6.42	$ 8.18	$ 9.66
Income from Investment
Operations
Net investment
incomeE	.332	.693	.793	.859	.766G,H	.865
Net realized and un
realized gain (loss)	.561	.129	.315	2.883	(1.860)G,H	(1.572)
Total from investment
operations	.893	.822	1.108	3.742	(1.094)	(.707)
Distributions from net
investment income	(.344)	(.864)	(.960)	(.642)	(.666)	(.773)
Distributions from net
realized gain	(.030)	—	—	—	—	—
Total distributions	(.374)	(.864)	(.960)	(.642)	(.666)	(.773)
Redemption fees added
to paid in capitalE	.001	.002	.002	—	—	—
Net asset value, end of
period	$ 10.15	$ 9.63	$ 9.67	$ 9.52	$ 6.42	$ 8.18
Total ReturnB,C,D	9.44%	8.61%	12.24%	60.26%	(14.30)%	(7.81)%
Ratios to Average Net AssetsF
Expenses before
reductions	1.06%A	1.06%	1.06%	1.06%	1.08%	1.06%
Expenses net of fee
waivers, if any	1.06%A	1.06%	1.06%	1.06%	1.08%	1.06%
Expenses net of all
reductions	1.05%A	1.06%	1.06%	1.06%	1.08%	1.05%
Net investment income	6.75%A	7.02%	8.30%	10.38%	10.05%G,H	9.45%
Supplemental Data
Net assets, end of
period (in millions)	$ 1,068	$ 1,003	$ 1,245	$ 1,398	$ 1,070	$ 1,473
Portfolio turnover rate	45%A	53%	67%	111%	85%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reim bursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimburse ments or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per Share data and ratios for periods prior to adoption have not been restated to reflect this change. HAs a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.95% to
10.05% . The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Highlights Class B
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 9.56	$ 9.61	$ 9.47	$ 6.38	$ 8.15	$ 9.61
Income from Investment
Operations
Net investment
incomeE	.296	.622	.723	.802	.712G,H	.801
Net realized and un
realized gain (loss)	.553	.123	.310	2.873	(1.868)G,H	(1.549)
Total from investment
operations	.849	.745	1.033	3.675	(1.156)	(.748)
Distributions from net
investment income	(.310)	(.797)	(.895)	(.585)	(.614)	(.712)
Distributions from net
realized gain	(.030)	—	—	—	—	—
Total distributions	(.340)	(.797)	(.895)	(.585)	(.614)	(.712)
Redemption fees added
to paid in capitalE	.001	.002	.002	—	—	—
Net asset value, end of
period	$ 10.07	$ 9.56	$ 9.61	$ 9.47	$ 6.38	$ 8.15
Total ReturnB,C,D	9.03%	7.82%	11.44%	59.42%	(15.07)%	(8.25)%
Ratios to Average Net AssetsF
Expenses before
reductions	1.76%A	1.75%	1.74%	1.75%	1.78%	1.73%
Expenses net of fee
waivers, if any	1.75%A	1.74%	1.74%	1.75%	1.78%	1.73%
Expenses net of all
reductions	1.75%A	1.74%	1.74%	1.75%	1.77%	1.72%
Net investment income	6.06%A	6.33%	7.62%	9.69%	9.36%G,H	8.78%
Supplemental Data
Net assets, end of
period (in millions)	$ 268	$ 313	$ 498	$ 613	$ 426	$ 704
Portfolio turnover rate	45%A	53%	67%	111%	85%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective
November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per Share data and ratios for periods prior to adoption have not been restated to reflect this change. HAs a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October
31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.25% to 9.36% . The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Financial Highlights Class C
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 9.59	$ 9.63	$ 9.49	$ 6.40	$ 8.16	$ 9.63
Income from Investment
Operations
Net investment
incomeE	.293	.615	.718	.801	.708G,H	.796
Net realized and un
realized gain (loss)	.553	.133	.309	2.868	(1.859)G,H	(1.560)
Total from investment
operations	.846	.748	1.027	3.669	(1.151)	(.764)
Distributions from net
investment income	(.307)	(.790)	(.889)	(.579)	(.609)	(.706)
Distributions from net
realized gain	(.030)	—	—	—	—	—
Total distributions	(.337)	(.790)	(.889)	(.579)	(.609)	(.706)
Redemption fees added
to paid in capitalE	.001	.002	.002	—	—	—
Net asset value, end of
period	$ 10.10	$ 9.59	$ 9.63	$ 9.49	$ 6.40	$ 8.16
Total ReturnB,C,D	8.96%	7.83%	11.33%	59.11%	(14.98)%	(8.41)%
Ratios to Average Net AssetsF
Expenses before
reductions	1.82%A	1.82%	1.81%	1.82%	1.84%	1.80%
Expenses net of fee
waivers, if any	1.82%A	1.82%	1.81%	1.82%	1.84%	1.80%
Expenses net of all
reductions	1.82%A	1.82%	1.81%	1.82%	1.84%	1.79%
Net investment income	5.98%A	6.26%	7.55%	9.62%	9.29%G,H	8.71%
Supplemental Data
Net assets, end of
period (in millions)	$ 198	$ 182	$ 193	$ 219	$ 132	$ 197
Portfolio turnover rate	45%A	53%	67%	111%	85%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective
November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per Share data and ratios for periods prior to adoption have not been restated to reflect this change. HAs a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October
31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.19% to 9.29% . The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Highlights Institutional Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 9.28	$ 9.35	$ 9.24	$ 6.24	$ 7.97	$ 9.43
Income from Investment
Operations
Net investment
incomeD	.330	.691	.786	.867	.759F,G	.862
Net realized and un
realized gain (loss)	.535	.125	.305	2.796	(1.805)F,G	(1.528)
Total from investment
operations	.865	.816	1.091	3.663	(1.046)	(.666)
Distributions from net
investment income	(.356)	(.888)	(.983)	(.663)	(.684)	(.794)
Distributions from net
realized gain	(.030)	—	—	—	—	—
Total distributions	(.386)	(.888)	(.983)	(.663)	(.684)	(.794)
Redemption fees added
to paid in capitalD	.001	.002	.002	—	—	—
Net asset value, end of
period	$ 9.76	$ 9.28	$ 9.35	$ 9.24	$ 6.24	$ 7.97
Total ReturnB,C	9.50%	8.85%	12.46%	60.82%	(14.09)%	(7.58)%
Ratios to Average Net AssetsE
Expenses before
reductions	.82%A	.81%	.83%	.82%	.85%	.83%
Expenses net of fee
waivers, if any	.82%A	.81%	.83%	.82%	.85%	.83%
Expenses net of all
reductions	.82%A	.81%	.83%	.82%	.85%	.83%
Net investment income	6.98%A	7.26%	8.53%	10.62%	10.28%F,G	9.67%
Supplemental Data
Net assets, end of
period (in millions)	$ 528	$ 351	$ 245	$ 218	$ 82	$ 87
Portfolio turnover rate	45%A	53%	67%	111%	85%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrange ments and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FEffective November 1, 2001, the fund adopted the provisions of the AICPA Audit and
Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per Share data and ratios for periods prior to adoption have not been restated to reflect this change. GAs a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.067 per share with a corresponding increase to net realized and unrealized gain (loss) per share.
The ratio of net investment income to average net assets decreased from 11.18% to 10.28% . The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor High Income Advantage Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

31 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of invest ments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

32

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships, deferred trustees compensa tion, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 287,780
Unrealized depreciation	(142,803)
Net unrealized appreciation (depreciation)	$ 144,977
Cost for federal income tax purposes	$ 2,367,878

Short Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.00 % of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the funds and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to

33 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

2. Operating Policies continued
Repurchase Agreements continued

ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $586,999 and $512,225, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling

Semiannual Report

34

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 352	$ 12
Class T	0%	.25%	1,303	38
Class B	.65%	.25%	1,319	958
Class C	.75%	.25%	959	173
			$ 3,933	$ 1,181

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$ 111
Class T	32
Class B*	184
Class C*	18
$ 345

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the

35 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued
Transfer Agent Fees continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of share holder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 492	.21*
Class T	904	.17*
Class B	325	.22*
Class C	176	.18*
Institutional Class	403	.19*
	$ 2,300
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

36

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $7.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following class was in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class B	1.75%	$ 15

In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $11. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

		Transfer Agent
		expense reduction
Class A		$ 3
Class B		1
Institutional Class		1
		$ 5

	37	Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Six months ended		Year ended
	April 30,		October 31,
	2006		2005
From net investment income
Class A	$ 16,361	$	$ 31,708
Class T	36,228		99,769
Class B	9,323		35,847
Class C	5,945		15,897
Institutional Class	15,418		30,679
Total	$ 83,275		$ 213,900
From net realized gain
Class A	$ 1,358		$ —
Class T	3,190		—
Class B	948		—
Class C	578		—
Institutional Class	1,178		—
Total	$ 7,252		$ —

Semiannual Report

38

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	12,777	23,900	$ 126,538	$ 235,068
Reinvestment of distributions	1,248	2,176	12,335	21,461
Shares redeemed	(6,792)	(12,687)	(67,173)	(124,289)
Net increase (decrease)	7,233	13,389	$ 71,700	$ 132,240
Class T
Shares sold	14,984	25,755	$ 147,983	$ 253,520
Reinvestment of distributions	3,298	8,206	32,667	81,282
Shares redeemed	(17,188)	(58,557)	(170,254)	(579,615)
Net increase (decrease)	1,094	(24,596)	$ 10,396	$ (244,813)
Class B
Shares sold	1,769	4,225	$ 17,394	$ 41,379
Reinvestment of distributions	677	2,349	6,646	23,125
Shares redeemed	(8,612)	(25,696)	(84,785)	(251,141)
Net increase (decrease)	(6,166)	(19,122)	$ (60,745)	$ (186,637)
Class C
Shares sold	3,075	5,702	$ 30,357	$ 56,070
Reinvestment of distributions	406	1,011	3,999	9,975
Shares redeemed	(2,859)	(7,734)	(28,237)	(75,656)
Net increase (decrease)	622	(1,021)	$ 6,119	$ (9,611)
Institutional Class
Shares sold	18,521	31,784	$ 177,728	$ 303,781
Reinvestment of distributions	1,570	2,879	15,000	27,465
Shares redeemed	(3,782)	(23,086)	(36,149)	(218,928)
Net increase (decrease)	16,309	11,577	$ 156,579	$ 112,318

39 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor High Income Advantage Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

40

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

41 Semiannual Report

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42

43 Semiannual Report

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45 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

HYI-USAN-0606 1.784887.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II: Fidelity Advisor High Income Advantage Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II: Fidelity Advisor High Income Advantage Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 22, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 22, 2006